Operating Lease - Summary of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Property Plant And Equipment [Line Items]
Operating leases - Weighted remaining lease term	139 days
Sales and Marketing and General and Administrative Expenses
Property Plant And Equipment [Line Items]
Operating lease cost	$ 104
Short-term lease cost	$ 8
Operating leases - Weighted remaining lease term	111 days